Quaker Akros Absolute Return Fund
Quaker Akros Absolute Return Fund
INVESTMENT OBJECTIVES
The Quaker Akros Absolute Return Fund (the “Fund”) seeks to provide long-term capital appreciation and income, while seeking to protect principal during unfavorable market conditions.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds.  More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 49 of the Fund’s Prospectus and the “Shareholder Information” section on page 60 of the Trust’s Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Quaker Akros Absolute Return Fund	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Quaker Akros Absolute Return Fund	Class A	Class C	Institutional Class
Management Fees	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	1.00%	none
Other Expenses	2.47%	2.47%	2.47%
Shareholder Servicing Fees	0.12%	0.12%	0.12%
Dividends on Short Positions	0.36%	0.36%	0.36%
Total Other Expenses	2.95%	2.95%	2.95%
Acquired Fund Fees	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	4.46%	5.21%	4.21%

EXPENSE EXAMPLES
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes a 5% return each year, with operating expenses staying the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Quaker Akros Absolute Return Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Class A	973	1,825	2,686	4,880
Class C	520	1,558	2,591	5,156
Institutional Class	423	1,278	2,147	4,380

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 215.38% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs absolute return strategies to seek positive returns regardless of market conditions.  The Fund’s investment sub-adviser, Akros Capital, LLC (the “Sub-adviser”), will invest in securities, including common and preferred stock, of companies of any size, debt securities and derivatives:

●	Common Stocks. The Fund may invest in common stocks of U.S. companies of any size and common stocks of American Depositary Receipts (“ADRs”) of foreign companies.

●	Short Sales. The Fund may invest up to 50% of its net assets in short sales at any given time.

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Exchange-Traded Funds. Beyond pursuing its investment objective by direct investment, the Fund may also invest in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”).

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Derivative Instruments (Including Futures, Options and Swaps).  The absolute return strategies employed by the Fund may include the use of derivatives.  For example, the Fund may write (sell) call options on securities that it owns.  This would allow the Fund to generate income on securities that the Portfolio Manager is willing to sell at higher prices.  In addition, the Fund may write (sell) put options on securities that the Portfolio Manager is willing to buy at lower prices.  The Fund may also buy put and call options from time to time.  Similarly, futures contracts may be used to decrease (hedge) or increase market exposure, but are more often used to decrease (hedge) exposure.  The Fund may invest (up to 20% of its net assets in margin requirements) in futures contracts on stock indexes, a wide variety of swap agreements, options on futures contracts and other financial instruments such as options on securities and stock index options.

●	Foreign Securities. The Fund may invest up to 30% of its net assets in foreign securities, including ADRs and European Depositary Receipts (“EDRs”).

●	Debt Instruments. The Fund may invest up to 100% of its net assets in debt instruments, including convertible debt.

●	Below Investment Grade Debt Instruments. The Fund may invest up to 30% of its net assets in debt securities that fall below investment grade debt—commonly referred to as “junk bonds.”

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Mortgage-Backed and Asset-Backed Securities.  The Fund may invest in asset-backed securities, such as automobile receivables, credit-card receivables, equipment leases, health-care receivables, home-equity loans, litigation-finance notes and student loans, as well as mortgage-backed securities and Federal Home Loan Bank securities, and other fixed-income securities of higher credit quality.

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Tactical Allocation.  Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes.  The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

The maximum position of the Fund in stocks, either directly through stocks or indirectly through options, futures and swaps, will be limited to 125% of its net assets.

The Sub-adviser invests mainly in common stocks of U.S. and non-U.S. companies. Investments in equity securities (growth or value stocks or both) are of companies of any size.  The Sub-adviser may consider, among other things, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments.  The Sub-adviser also uses derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.  The Sub-adviser may also invest in fixed income securities of short- to long-term maturities that are either investment-grade or below investment-grade in quality.  The Sub-adviser may also invest in other fixed income securities, such as mortgage-backed investments.  When deciding whether to buy or sell fixed income instruments, the Sub-adviser may consider, among other things, credit, interest rate, and prepayment risks, as well as general market conditions.  The Sub-adviser may also select other investments that do not fall within these asset classes.

The Sub-adviser determines the asset allocation mix of the portfolio by assessing the macro environment, analyzing the Fund’s risk exposure and then investing in a manner consistent with those findings.

PRINCIPAL INVESTMENT RISKS
As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.  The following risks could affect the value of your investment:

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Common Stock Risk.  Risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence or instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

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Short Selling Risk.  Positions in shorted securities are speculative and more risky than long positions.  Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss.  Short sale strategies are often categorized as a form of leveraging or speculative investment.  The use of leverage may multiply small price movements in securities into large changes in value.  As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

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Exchange-Traded Fund Risk.  The cost of investing in an ETF will generally be higher than the cost of investing directly in the underlying securities held by the ETF.  Shareholders will indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses.

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Derivative Instruments (Including Futures, Options and Swaps) Risk.  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund.  The Fund could experience a loss if derivatives do not perform as anticipated, are not correlated with the performance of other investments which they are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market.  The market for many derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the price of derivatives.

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Foreign Securities Risk.  Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

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Small- and Mid-Cap Company Risk.  Investing in small and medium-size companies, even indirectly, may involve greater volatility than investing in larger and more established companies.  Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity, and their prices may be more volatile.

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Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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Interest Rate Risk.  Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value as interest rates rise.  Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

●	Debt Instruments Risk. Debt instruments are generally subject to the risk that the issuer will default on interest or principal payments.

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Below Investment Grade Debt Risk.  Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer’s securities.  Investments in below investment grade debt are considered to be more speculative and susceptible to credit risk than higher quality fixed income securities.  Lower rated securities, including junk bonds, also involve higher risks in that they are especially subject to price fluctuations in response to changes in interest rates.

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Mortgage-Backed and Asset-Backed Securities Risk.  Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. Conversely, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

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Portfolio Turnover Risk.  Because the Fund has a very high rate of portfolio turnover, it will incur significant additional costs due to brokerage commission expenses (and dealer spreads built into the cost of securities) than those incurred by a fund with a lower portfolio turnover rate.  The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders and negatively affect the Fund’s after-tax performance.

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Management Risk.  The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PAST PERFORMANCE
The bar chart below displays the annual return of the Fund over the lifetime of the Fund.  The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.  Fund performance shown does not reflect Class A Shares’ sales charges.  Performance would be lower if sales charges were included.  Past performance does not guarantee or predict future results.

Annual Total Returns - Class A Shares as of December 31, 2012 (1)

(1)
Performance information prior to October 4, 2010 represents that of the Akros Absolute Return Fund (the “Akros Fund”) a series of the Trust for Professional Managers.  On October 4, 2010, the Akros Fund was reorganized into the Fund (the “Reorganization”).  Prior to the Reorganization, the Fund had no assets or liabilities.  The Fund has investment objectives, strategies and policies substantially similar to those of the Akros Fund, which was advised by the Fund’s sub-adviser, Akros Capital, LLC.

Highest Performing Quarter: 8.93% in 2nd quarter of 2009 Lowest Performing Quarter: -8.79% in 4th quarter of 2008 The Fund’s cumulative year-to-date return through September 30, 2013 was 2.20%.
Average Annual Total Returns As Of December 31, 2012
The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index.  In addition, after-tax returns are presented for Class A Shares of the Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table.  In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results.  Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com  or by calling toll-free at 800-220-8888.

Average Annual Returns Quaker Akros Absolute Return Fund		1 Year	5 Years	Lifetime	Inception Date
Class A	[1]	(10.01%)	(0.69%)	(0.41%)	Sep. 30, 2005
Class C	[1]	(5.59%)		(5.25%)	Oct. 04, 2010
Institutional Class	[1]	(4.69%)		(4.25%)	Oct. 04, 2010
After Taxes on Distributions Class A	[1]	(10.15%)	(1.50%)	(1.48%)
After Taxes on Distributions and Sale of Fund Shares Class A	[1]	(6.33%)	(0.99%)	(0.90%)
S&P 500 Total Return Index	[1]	16.00%	1.66%	4.27%
[1]	Performance information prior to October 4, 2010 represents that of the Akros Absolute Return Fund (the "Akros Fund") a series of the Trust for Professional Managers. On October 4, 2010, the Akros Fund was reorganized into the Fund (the "Reorganization"). Prior to the Reorganization, the Fund had no assets or liabilities. The Fund has investment objectives, strategies and policies substantially similar to those of the Akros Fund, which was advised by the Fund's sub-adviser, Akros Capital, LLC.